Skadden, Arps, Slate, Meagher & Flom LLP

333 West Wacker Drive

Chicago, Illinois 60606

June 19, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Funds
Registration Statement on Form N-14 (File No. 333-133763)

Ladies and Gentlemen:

BlackRock Funds (the “Registrant”), on behalf of its series, BlackRock Government Income Portfolio, hereby files via EDGAR one electronically signed copy of Pre-Effective Amendment No. 2 to its Registration Statement on Form N-14 (the “Registration Statement”) in connection with the reorganization of Merrill Lynch U.S. Government Fund into BlackRock Government Income Portfolio, complete with certain exhibits filed therewith (the “Exhibits”). The Registration Statement and Exhibits are filed pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission (the “Commission”) promulgated thereunder.

Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0863.

Very truly yours,

/s/ Charles B. Taylor

Charles B. Taylor